Income Taxes - Reconciliation of the U.K. statutory tax rate of the company's effective income tax rate (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax at statutory rate		19.00%	19.00%	19.00%
Changes in taxes resulting from:
Permanent differences		(2.25%)	(0.18%)	3.82%
Local and state taxes		0.37%	0.24%	3.06%
Change in valuation allowance		(2.57%)	(2.25%)	1.69%
Change in enacted tax rates		5.26%
Rate differential in the United Kingdom		3.81%
Foreign tax rate differential		2.08%	1.65%	0.69%
Return to provision adjustment		1.67	(0.6)	(1.17)
Tax settlement and uncertain tax positions		0.94%	(0.61%)	3.01%
Other		0.08%	1.88%	0.94%
Tax at effective rate		28.39%	19.13%	31.04%
Additional deferred tax benefit	$ 35
Maximum
Tax at statutory rate	25.00%
Minimum
Tax at statutory rate	19.00%